Share-based payments - Narrative (Details)		1 Months Ended	12 Months Ended
	Mar. 13, 2020	Jan. 31, 2025	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2024 shares	Mar. 31, 2020 shares	Jan. 31, 2015 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation arrangement, performance bonus, premium, percentage			20.00%
Vesting requirements for share-based payment arrangement, vesting period	3 years
Number of share options outstanding in share-based payment arrangement			8,415,124	8,655,670	8,456,290
Weighted average remaining contractual life of outstanding share options			13 months	13 months	13 months
Vision 2020 LTI Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)								10,400,000
Level 3 LTI Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation arrangement, performance bonus, premium, percentage	20.00%
Number of shares reserved for issue under options and contracts for sale of shares (in shares)						20,000,000	13,800,000
Number of share options granted in share-based payment arrangement (in shares)			3,978,481	3,722,427	3,763,449
Aggregate fair value, equity instruments granted | $			$ 10,444,634	$ 14,857,978	$ 9,040,519
Level 3 LTI Plan | Target Number of Shares Allocated at Beginning and Ending Year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation arrangement, performance bonus, premium, percentage		20.00%
Level 3 LTI Plan | Worst Performer
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted, percentage of expected share amount	0.00%
Level 3 LTI Plan | Worst Performer | Target Number of Shares Allocated at Beginning and Ending Year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted, percentage of expected share amount		50.00%
Level 3 LTI Plan | Best Performer
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted, percentage of expected share amount	150.00%
Level 3 LTI Plan | Best Performer | Target Number of Shares Allocated at Beginning and Ending Year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted, percentage of expected share amount		150.00%